Revenues	12 Months Ended
Dec. 31, 2018
Revenue Recognition [Abstract]
REVENUES
NOTE 3: -	REVENUES

The most significant impact of the standard on the Company’s financial statements relates to differences in timing of revenue recognition under the new standard as disclosed in the tables below.

The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of ASC 606 were as follows:

	Balance as of December 31, 2017	Adjustments following the adoption of ASC 606	Balance as of January 1, 2018

Deferred revenue and advances from customers	$(2,601)	$80	$(2,521)
Trade receivables, net	20,266	233	20,499
Other accounts receivable and prepaid expenses	2,685	24	2,709
Accumulated deficit	$53,203	$(337)	$52,866

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on the Company’s consolidated statements of operations, cash flows, and balance sheets were as follows:

	Year ended December 31, 2018
	As reported	Balances before adoption of ASC 606	Effect of change
Statements of operations
Revenues - Products and related services	$13,529	$13,068	$461
Revenues - Warranty and support	8,303	8,311	(8)
Cost of revenues - Products and related services	4,851	4,838	13
Sales and marketing, net	11,426	11,392	34
Net loss	(2,415)	(2,821)	406
Loss per share:
Basic	(0.18)	(0.21)	0.03
Diluted	(0.18)	(0.21)	0.03

Cash flows
Net loss	(2,415)	(2,821)	406
Changes in assets and liabilities:
Trade receivables, net	13	316	(303)
Other account receivables and prepaid expenses	658	624	34
Other accounts payables and accrued expenses	(848)	(861)	13
Deferred revenue and advances from customers	(2,169)	(2,019)	(150)

	December 31, 2018
	As reported	Balances before adoption of ASC 606	Effect of change
Balance sheets
Trade receivables, net	$20,381	$19,845	$536
Other accounts receivable and prepaid expenses	1,766	1,776	(10)
Deferred revenues and advances from customers	(266)	(596)	330
Other accounts payable and accrued expenses	(2,281)	(2,268)	(13)
Deferred revenues – long term	(100)	-	(100)
Accumulated deficit	$55,281	$56,024	$(743)

The following table presents the significant changes in the deferred revenue balance during the year ended December 31, 2018:

Year ended December 31, 2018
Balance, beginning of the period	$2,622
Cumulative effect of changes in accounting principles (ASC 606)	(80)
New performance obligations	345
Reclassification to revenue as a result of satisfying performance obligation	(2,521)
Balance, end of the period	366
Less: long-term portion of deferred revenue	(100)

Current portion, end of the period	$266

As of December 31, 2018, the Company had $10,859 of remaining performance obligations not yet satisfied or partly satisfied related to revenues. The Company expects to recognize approximately 72% of this amount as revenues during the next 12 months and the rest thereafter.